Segment information	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment information

3. Segment information

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on the management’s assessment, the Company has determined that it has only one operating segment. Segment assets are based on the geographical location of the assets.

Non-current assets per geographical segment

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
The United Kingdom	209,871	183,635	232,115
Hong Kong	3,345,106	3,139,380	3,968,176
Total	3,554,977	3,323,015	4,200,291